TRADE AND OTHER PAYABLE - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Trade And Other Payables [Abstract]
Corporate income tax payable	$ 3.9	$ 0.3